                             Janus Investment Fund
                            Janus Flexible Bond Fund
                           Janus Short-Term Bond Fund
                        Supplement dated April 12, 2007
                      to Currently Effective Prospectuses

Effective May 15, 2007, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus relating to portfolio management of Janus Flexible Bond Fund and Janus Short-Term Bond Fund:

       Gibson Smith is Co-Chief Investment Officer of Janus Capital. Mr. Smith is Executive Vice President and Co-Portfolio Manager of Janus Flexible Bond Fund, which he has co-managed since May 2007. He is also Executive Vice President and Portfolio Manager of Janus High-Yield Fund, which he has managed since 2003. In addition, Mr. Smith is a Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Darrell Watters are jointly and primarily responsible for the day-to-day management of Janus Flexible Bond Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

       Darrell Watters is Executive Vice President and Co-Portfolio Manager of Janus Flexible Bond Fund and Janus Short-Term Bond Fund, which he has co-managed since May 2007. In addition, he is a Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. Mr. Watters was Executive Vice President and Portfolio Manager of Janus Federal Tax-Exempt Fund from 1996 through 2000. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor's degree in Economics from Colorado State University. Mr. Watters and Gibson Smith are jointly and primarily responsible for the day-to-day management of Janus Flexible Bond Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Watters and Jason Groom are jointly and primarily responsible for the day-to-day management of Janus Short-Term Bond Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

       Jason Groom is Executive Vice President and Co-Portfolio Manager of Janus Short-Term Bond Fund, which he has co-managed since May 2007. Mr. Groom also performs duties as a fixed-income analyst. Mr. Groom joined Janus Capital as a fixed-income analyst in December 2004. Previously, he worked as a leveraged loan analyst for ING Investments in Scottsdale, Arizona from July 1998 to December 2004. He holds a Bachelor's degree in economics from the University of Arizona and an M.B.A. from Thunderbird, The Garvin School of International Management. Mr. Groom and Darrell Watters are jointly and primarily responsible for the day-to-day management of Janus Short-Term Bond Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

       Effective May 15, 2007, references to Ron Speaker as Portfolio Manager of Janus Flexible Bond Fund are deleted. Mr. Speaker will remain with Janus Capital until June 1, 2007 to ensure a smooth transition of Janus Flexible Bond Fund.

                             Janus Investment Fund
                            Janus Flexible Bond Fund

                        Supplement dated April 12, 2007
                       to Currently Effective Prospectus

Effective May 15, 2007, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus relating to portfolio management of Janus Flexible Bond Fund:

       Gibson Smith is Co-Chief Investment Officer of Janus Capital. Mr. Smith is Executive Vice President and Co-Portfolio Manager of Janus Flexible Bond Fund, which he has co-managed since May 2007. Mr. Smith is also a Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Darrell Watters are jointly and primarily responsible for the day-to-day management of Janus Flexible Bond Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

       Darrell Watters is Executive Vice President and Co-Portfolio Manager of Janus Flexible Bond Fund, which he has co-managed since May 2007. He is also a Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. Mr. Watters was Executive Vice President and Portfolio Manager of Janus Federal Tax-Exempt Fund from 1996 through 2000. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor's degree in Economics from Colorado State University. Mr. Watters and Gibson Smith are jointly and primarily responsible for the day-to-day management of Janus Flexible Bond Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

       Effective May 15, 2007, references to Ron Speaker as Portfolio Manager of Janus Flexible Bond Fund are deleted. Mr. Speaker will remain with Janus until June 1, 2007 to ensure a smooth transition of the Fund.